Deferred Revenues (Details) - Schedule of Deferred Revenues - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Revenues [Line Items]
Deferred revenues	$ 939	$ 783
Less- long term deferred revenue related to service contract	(339)	(241)
Deferred revenues	600	542
Advances from Customers [Member]
Schedule of Deferred Revenues [Line Items]
Deferred revenues	211	234
Service [Member]
Schedule of Deferred Revenues [Line Items]
Deferred revenues	629	522
Other Revenue [Member]
Schedule of Deferred Revenues [Line Items]
Deferred revenues	$ 99	$ 27